PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment - Manufacturer [Member]	12 Months Ended
	Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	50
Not later than one year [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	5
Later than one year and not later than two years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	12
Later than two years and not later than three years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	11
Later than three years and not later than four years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	11
Later than four years and not later than five years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	11
Airbus SAS [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	44	[1]
Airbus SAS [Member] | Not later than one year [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	3	[1]
Airbus SAS [Member] | Later than one year and not later than two years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	10	[1]
Airbus SAS [Member] | Later than two years and not later than three years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	11	[1]
Airbus SAS [Member] | Later than three years and not later than four years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	9	[1]
Airbus SAS [Member] | Later than four years and not later than five years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	11	[1]
Airbus A320-NEO
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	42
Airbus A320-NEO | Not later than one year [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	3
Airbus A320-NEO | Later than one year and not later than two years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	10
Airbus A320-NEO | Later than two years and not later than three years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	11
Airbus A320-NEO | Later than three years and not later than four years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	9
Airbus A320-NEO | Later than four years and not later than five years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	9
Airbus A350-900 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	2
Airbus A350-900 [Member] | Not later than one year [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase
Airbus A350-900 [Member] | Later than one year and not later than two years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase
Airbus A350-900 [Member] | Later than two years and not later than three years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase
Airbus A350-900 [Member] | Later than three years and not later than four years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase
Airbus A350-900 [Member] | Later than four years and not later than five years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	2
The Boeing Company [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	6
The Boeing Company [Member] | Not later than one year [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	2
The Boeing Company [Member] | Later than one year and not later than two years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	2
The Boeing Company [Member] | Later than two years and not later than three years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase
The Boeing Company [Member] | Later than three years and not later than four years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	2
The Boeing Company [Member] | Later than four years and not later than five years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase
Boeing 787-9 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	6
Boeing 787-9 [Member] | Not later than one year [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	2
Boeing 787-9 [Member] | Later than one year and not later than two years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	2
Boeing 787-9 [Member] | Later than two years and not later than three years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase
Boeing 787-9 [Member] | Later than three years and not later than four years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	2
Boeing 787-9 [Member] | Later than four years and not later than five years [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase

[1]	During the third quarter of 2019 the company signed a sale contract with Delta Air Lines, Inc. for 14 Airbus A350 family aircraft, 10 were within the current aircraft purchase commitments and 4 that were already in PPE were classified as assets held for sale as of December 31, 2019.